Ordinary Shares	12 Months Ended
Dec. 31, 2017
Ordinary Shares [Abstract]
Ordinary Shares
13. Ordinary Shares

In May 2015, the Company's authorized share capital was re-designated and reclassified into 99,524,574 Class A ordinary shares and 13,300,738 Class B ordinary shares. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to ten votes on all matters that are subject to shareholder vote. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right. The holders of the Group's ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. All of the Class B ordinary shares were held by the chief executive officer and chief operating officer of the Company.

Upon the incorporation of the Company in December 2013, the Founding Shareholders of the Group subscribed 29,983,883 ordinary shares of the Company at par value of US$0.0001. In August 2014, the Company repurchased 1,925,063 ordinary shares from the Founding Shareholders.

Upon the initial public offering in May 2015, the Company issued 37,950,000 Class A ordinary shares.

In November 2015, the Board of Directors of approved the Company to repurchase up to US$10,000 worth of its own outstanding American depositary shares over the course of the next 12 months from November 2015. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Board of Directors of the Company will review the share repurchase program periodically, and may authorize adjustment of its terms and size. The Company plans to fund repurchases made under this program from its available cash balance. For the years ended December 31, 2016 and 2015, the Company repurchased 3,603,642 and 803,811 Class A ordinary shares from the open market, respectively.

Upon the follow-on public offering in December 2016, the Company issued 9,000,000 Class A ordinary shares.

For the years ended December 31, 2017 and 2016, 6,713,415 and 2,544,255 share options were exercised to Class A ordinary shares.